International Equity Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2025 (unaudited)

Common Stocks (95.4%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (6.1%)
Baidu, Inc., ADR *	China	120,600	15,891
Cellnex Telecom SA	Spain	632,300	21,924
Deutsche Telekom AG	Germany	932,700	31,778
Grupo Televisa SAB, ADR	Mexico	1,850,000	4,977
Liberty Global, Ltd. - Class A *	Belgium	155,000	1,776
Liberty Global, Ltd. - Class C *	Belgium	287,000	3,372
Millicom International Cellular SA	Guatemala	309,600	15,028
NetEase, Inc., ADR	China	84,300	12,813
Sunrise Communications AG - Class A *	Switzerland	83,334	4,931
Tencent Holdings, Ltd.	China	344,200	29,324

Total			141,814

Consumer Discretionary (10.7%)
adidas AG	Germany	26,000	5,484
Alibaba Group Holding, Ltd., ADR	China	295,600	52,833
Booking Holdings, Inc.	United States	6,225	33,610
Coupang, Inc. *	South Korea	1,249,800	40,243
Entain PLC	United Kingdom	1,762,500	20,661
Flutter Entertainment PLC *	United Kingdom	24,400	6,198
JD.com, Inc., ADR	China	561,800	19,652
Kering SA	France	55,000	18,328
Ollamani SAB *	Mexico	462,500	1,386
Prosus NV *	China	308,800	21,900
Stellantis NV	United States	1,554,400	14,388
Yum China Holdings, Inc.	China	325,900	13,988

Total			248,671

Consumer Staples (7.4%)
Anheuser-Busch lnBev SA/NV	Belgium	523,000	31,273
Beiersdorf AG	Germany	171,000	17,891
Danone SA	France	278,600	24,273
Diageo PLC	United Kingdom	767,000	18,259
Imperial Brands PLC	United Kingdom	840,000	35,683
Reckitt Benckiser Group PLC	United Kingdom	288,000	22,242
Seven & i Holdings Co., Ltd.	Japan	371,100	4,991
Wal-Mart de Mexico SAB de CV	Mexico	5,724,500	17,683

Total			172,295

Energy (5.1%)
BP PLC	United States	2,522,000	14,467
Equinor ASA	Norway	208,500	5,100
Suncor Energy, Inc.	Canada	832,700	34,815
TC Energy Corp.	Canada	368,000	20,023
Total Energies SE	France	738,600	45,070

Total			119,475

Financials (24.3%)
Aegon, Ltd.	Netherlands	1,673,700	13,514
AlA Group, Ltd.	Hong Kong	3,137,200	30,071
Aon PLC	United States	38,970	13,896
Aviva PLC	United Kingdom	3,763,000	34,846
Axis Bank, Ltd.	India	2,619,600	33,398
Banco Santander SA	Spain	8,441,500	88,224

Common Stocks (95.4%)	Country	Shares/ Par +	Value $ (000’s)
Financials continued
Barclays PLC	United Kingdom	11,494,000	58,939
BNP Paribas SA	France	809,800	73,820
Credicorp, Ltd.	Peru	132,500	35,282
HDFC Bank, Ltd.	India	3,662,600	39,241
lnduslnd Bank, Ltd. *	India	687,731	5,700
Julius Baer Group, Ltd.	Switzerland	258,000	17,945
Prudential PLC	Hong Kong	2,732,873	38,469
UBS Group AG	Switzerland	1,388,000	57,059
Willis Towers Watson PLC	United States	45,970	15,880
XP, Inc. - Class A	Brazil	603,300	11,336

Total			567,620

Health Care (14.3%)
Bayer AG	Germany	901,700	29,897
BioNTech SE, ADR *	Germany	99,000	9,763
Fresenius Medical Care AG	Germany	546,728	28,688
GSK PLC	United States	3,088,800	66,410
Haleon PLC	United States	6,049,700	27,326
Koninklijke Philips NV	Netherlands	199,708	5,467
Novartis AG	United States	478,500	61,531
Olympus Corp.	Japan	864,000	10,947
Roche Holding AG	United States	127,500	41,964
Sanofi SA	United States	561,400	53,066

Total			335,059

Industrials (10.3%)
Ashtead Group PLC	United Kingdom	543,200	36,503
Daikin Industries, Ltd.	Japan	142,000	16,338
Deutsche Post AG	Germany	596,800	26,617
Johnson Controls International PLC	United States	646,700	71,105
Mitsubishi Electric Corp.	Japan	1,217,000	31,683
Nidec Corp.	Japan	642,000	11,402
Schneider Electric SE	United States	74,100	20,919
Smiths Group PLC	United Kingdom	790,400	25,214

Total			239,781

Information Technology (7.9%)
Brother Industries, Ltd.	Japan	319,000	5,335
lnfineon Technologies AG	Germany	875,500	34,172
Kyocera Corp.	Japan	1,141,000	15,502
Murata Manufacturing Co., Ltd.	Japan	847,500	16,083
Samsung Electronics Co., Ltd.	South Korea	40,000	2,404
SK Hynix, Inc.	South Korea	13,800	3,451
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	1,641,400	71,408
TE Connectivity PLC	Switzerland	168,500	36,991

Total			185,346

Materials (8.1%)
Akzo Nobel NV	Netherlands	532,100	37,902
Amrize, Ltd. *	United States	208,900	10,123
Cemex SAB de CV, ADR	Mexico	2,859,505	25,707
Glencore PLC *	Australia	6,223,200	28,759
Holcim, Ltd. *	United States	254,511	21,661

International Equity Portfolio

Common Stocks (95.4%)	Country	Shares/ Par +	Value $ (000’s)
Materials continued
International Flavors & Fragrances, Inc.	United States	308,800	19,004
Linde PLC	United States	51,600	24,510
Mitsubishi Chemical Group Corp.	Japan	1,687,000	9,726
Teck Resources, Ltd. - Class B	Canada	290,500	12,750

Total			190,142

Real Estate (1.2%)
CK Asset Holdings, Ltd.	Hong Kong	2,128,400	10,329
Daito Trust Construction Co., Ltd.	Japan	488,000	10,704
Hang Lung Group, Ltd.	Hong Kong	3,500,000	6,601

Total			27,634

Total Common Stocks (Cost: $1,775,626)			2,227,837

Preferred Stocks (3.0%)	Country	Shares/ Par +	Value $ (000’s)
Financials (2.4%)
ltau Unibanco Holding SA	Brazil	7,733,500	56,771

Total			56,771

Information Technology (0.6%)
Samsung Electronics Co., Ltd.	South Korea	293,000	13,929

Total			13,929

Total Preferred Stocks (Cost: $46,095)			70,700

Total Investments (98.4%) (Cost: $1,821,721)@			2,298,537

Other Assets, Less Liabilities (1.6%)			36,507

Net Assets (100.0%)			2,335,044

Investments by Country of Risk as a Percentage of Net Assets:
United States	21.8%
United Kingdom	11.1%
Germany	7.9%
China	7.1%
France	6.9%
Japan	5.7%
Switzerland	5.0%
Other	32.9%

Total	98.4%

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank USA	CNH	20,670	2,901	10/16/25	$72	$—	$72
Sell	JP Morgan Chase Bank NA	CNH	6,890	967	10/16/25	22	—	22
Sell	Barclays Bank PLC	CNH	13,751	1,935	11/20/25	—	(24)	(24)
Sell	Citibank NA	CNH	27,499	3,869	11/20/25	—	(48)	(48)
Sell	UBS AG	CNH	13,751	1,935	11/20/25	—	(24)	(24)
Sell	Citibank NA	CNH	21,935	3,091	12/11/25	—	(13)	(13)
Sell	HSBC Bank USA	CNH	21,935	3,091	12/11/25	—	(9)	(9)
Sell	Bank of America NA	CNH	13,948	1,970	1/15/26	—	(32)	(32)
Sell	Barclays Bank PLC	CNH	21,666	3,060	1/15/26	—	(26)	(26)
Sell	HSBC Bank USA	CNH	13,900	1,963	1/15/26	—	(31)	(31)
Sell	Standard Chartered Bank	CNH	10,834	1,530	1/15/26	—	(16)	(16)
Sell	Barclays Bank PLC	CNH	22,649	3,201	1/30/26	—π	—	—π
Sell	UBS AG	CNH	22,648	3,201	1/30/26	—π	—	—π
Sell	HSBC Bank USA	CNH	34,156	4,829	2/5/26	2	(15)	(13)
Sell	Morgan Stanley And Co. International PLC	CNH	23,142	3,272	2/5/26	—	(29)	(29)
Sell	HSBC Bank USA	CNH	10,076	1,426	2/12/26	—	(18)	(18)
Sell	JP Morgan Chase Bank NA	CNH	6,718	950	2/12/26	—	(13)	(13)
Sell	UBS AG	CNH	10,077	1,426	2/12/26	—	(19)	(19)
Sell	Citibank NA	CNH	47,322	6,705	3/13/26	—	(18)	(18)
Sell	HSBC Bank USA	CNH	23,495	3,329	3/13/26	—	(4)	(4)
Sell	UBS AG	CNH	47,322	6,705	3/13/26	—	(36)	(36)
Sell	HSBC Bank USA	CNH	37,533	5,320	3/20/26	—	(11)	(11)

International Equity Portfolio

Forward Foreign Currency Contracts

(continued)

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	UBS AG	CNH	18,768	2,660	3/20/26	$—	$(3)	$(3)
Sell	Bank of America NA	CNH	10,129	1,438	4/17/26	4	—	4
Sell	Citibank NA	CNH	5,071	720	4/17/26	2	—	2
Sell	UBS AG	CNH	58,370	8,286	4/17/26	—	(102)	(102)
Sell	HSBC Bank USA	CNH	22,611	3,211	4/24/26	1	—	1
Sell	HSBC Bank USA	CNH	36,375	5,172	5/15/26	27	—	27
Sell	State Street Bank And Trust Company	CNH	12,125	1,723	5/15/26	5	—	5
Sell	Bank of America NA	CNH	10,566	1,503	5/22/26	—π	—	—π
Sell	HSBC Bank USA	CNH	21,103	3,001	5/22/26	1	—π	1
Sell	State Street Bank And Trust Company	CNH	10,553	1,500	5/22/26	2	—	2
Sell	HSBC Bank USA	CNH	47,404	6,750	6/12/26	23	—	23
Sell	JP Morgan Chase Bank NA	CNH	23,699	3,374	6/12/26	11	—	11
Sell	Bank of America NA	CNH	8,339	1,188	6/26/26	3	—	3
Sell	HSBC Bank USA	CNH	29,578	4,215	6/26/26	14	—	14
Sell	JP Morgan Chase Bank NA	CNH	14,822	2,112	6/26/26	8	—	8
Sell	HSBC Bank USA	CNH	13,599	1,940	7/10/26	6	—	6
Sell	JP Morgan Chase Bank NA	CNH	13,617	1,942	7/10/26	5	—	5
Sell	HSBC Bank USA	CNH	13,829	1,973	7/17/26	3	—	3
Sell	UBS AG	CNH	27,591	3,936	7/17/26	7	—	7
Sell	HSBC Bank USA	CNH	196	28	8/14/26	—	—π	—π
Sell	UBS AG	CNH	224	32	8/14/26	—	—π	—π
Sell	Bank of America NA	CNH	8,333	1,192	9/11/26	3	—	3
Sell	Goldman Sachs Bank USA	CNH	8,333	1,192	9/11/26	3	—	3
Sell	UBS AG	CNH	16,690	2,387	9/11/26	6	—	6
Sell	Citibank NA	CNH	24,833	3,552	9/18/26	8	—	8
Sell	HSBC Bank USA	CNH	12,417	1,776	9/18/26	4	—	4
Sell	Morgan Stanley And Co. International Plc	CNH	12,417	1,776	9/18/26	3	—	3
Buy	Citibank NA	TWD	21,500	706	10/14/25	—	(8)	(8)
Buy	Bank of America NA	TWD	21,493	706	10/15/25	—	(6)	(6)
Buy	UBS AG	TWD	43,007	1,413	10/15/25	—	(12)	(12)
Buy	Bank of America NA	TWD	23,000	756	10/20/25	—	(13)	(13)
Buy	Citibank NA	TWD	23,000	756	10/20/25	—	(11)	(11)
Buy	State Street Bank And Trust Company	TWD	23,000	756	10/22/25	—	(7)	(7)
Buy	Citibank NA	TWD	21,770	716	10/27/25	—	(1)	(1)
Buy	HSBC Bank USA	TWD	28,250	929	10/31/25	—	(1)	(1)
Buy	Standard Chartered Bank	TWD	28,250	929	10/31/25	—π	—	—π
Sell	Goldman Sachs Bank USA	TWD	21,500	706	10/14/25	8	—	8
Sell	Bank of America NA	TWD	21,493	706	10/15/25	5	—	5
Sell	Citibank NA	TWD	21,493	706	10/15/25	6	—	6
Sell	HSBC Bank USA	TWD	21,515	707	10/15/25	7	—	7
Sell	Bank of America NA	TWD	23,000	756	10/20/25	12	—	12
Sell	JP Morgan Chase Bank NA	TWD	23,000	756	10/20/25	11	—	11
Sell	Citibank NA	TWD	11,496	378	10/22/25	4	—	4
Sell	State Street Bank And Trust Company	TWD	11,504	378	10/22/25	4	—	4
Sell	Citibank NA	TWD	24,499	805	10/23/25	—	(31)	(31)
Sell	Morgan Stanley And Co. International PLC	TWD	25,478	837	10/23/25	—	(30)	(30)
Sell	Citibank NA	TWD	21,770	716	10/27/25	1	—	1
Sell	Bank of America NA	TWD	28,250	929	10/31/25	1	—	1
Sell	Standard Chartered Bank	TWD	28,250	929	10/31/25	1	—	1
Sell	Goldman Sachs Bank USA	TWD	27,900	918	11/7/25	—	(30)	(30)
Sell	UBS AG	TWD	18,002	592	11/7/25	27	—	27

International Equity Portfolio

Forward Foreign Currency Contracts

(continued)

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Citibank NA	TWD	24,497	807	11/20/25	$—	$(31)	$(31)
Sell	Citibank NA	TWD	47,220	1,558	12/18/25	57	(31)	26
Sell	Bank of America NA	TWD	23,242	768	1/16/26	—	(28)	(28)
Sell	HSBC Bank USA	TWD	23,258	769	1/16/26	—	(27)	(27)
Sell	Citibank NA	TWD	24,500	811	2/6/26	—	(29)	(29)
Sell	HSBC Bank USA	TWD	26,225	868	2/6/26	—	(22)	(22)
Sell	Citibank NA	TWD	43,033	1,426	2/13/26	69	—	69
Sell	Bank of America NA	TWD	25,480	844	2/26/26	—	(30)	(30)
Sell	HSBC Bank USA	TWD	44,927	1,489	2/26/26	—	(61)	(61)
Sell	HSBC Bank USA	TWD	25,557	848	3/6/26	—	(47)	(47)
Sell	JP Morgan Chase Bank NA	TWD	25,561	848	3/6/26	—	(49)	(49)
Sell	State Street Bank And Trust Company	TWD	25,560	848	3/6/26	—	(46)	(46)
Sell	Bank of America NA	TWD	15,998	531	3/13/26	33	—	33
Sell	Citibank NA	TWD	39,151	1,299	3/13/26	120	—	120
Sell	Goldman Sachs Bank USA	TWD	16,001	531	3/13/26	33	—	33
Sell	Citibank NA	TWD	53,368	1,772	3/20/26	—	(113)	(113)
Sell	HSBC Bank USA	TWD	53,368	1,772	3/20/26	—	(114)	(114)
Sell	Citibank NA	TWD	13,697	455	3/27/26	—	(29)	(29)
Sell	JP Morgan Chase Bank NA	TWD	25,476	846	3/27/26	—	(27)	(27)
Sell	UBS AG	TWD	13,697	455	3/27/26	—	(32)	(32)
Sell	HSBC Bank USA	TWD	36,350	1,209	4/17/26	80	(17)	63
Sell	JP Morgan Chase Bank NA	TWD	13,200	439	4/17/26	—	(17)	(17)
Sell	UBS AG	TWD	26,225	872	4/17/26	—	(18)	(18)
Sell	HSBC Bank USA	TWD	75,600	2,515	4/24/26	81	(32)	49
Sell	UBS AG	TWD	86,067	2,868	5/15/26	163	—	163
Sell	Citibank NA	TWD	24,665	822	5/22/26	63	—	63
Sell	HSBC Bank USA	TWD	49,338	1,644	5/22/26	120	—	120
Sell	HSBC Bank USA	TWD	23,181	773	5/29/26	84	—	84
Sell	JP Morgan Chase Bank NA	TWD	23,145	772	5/29/26	76	—	76
Sell	UBS AG	TWD	23,124	771	5/29/26	83	—	83
Sell	JP Morgan Chase Bank NA	TWD	22,716	758	6/5/26	66	—	66
Sell	UBS AG	TWD	68,164	2,274	6/5/26	208	—	208
Sell	HSBC Bank USA	TWD	11,000	367	6/12/26	23	—	23
Sell	UBS AG	TWD	21,999	734	6/12/26	49	—	49
Sell	JP Morgan Chase Bank NA	TWD	20,648	690	6/26/26	58	—	58
Sell	UBS AG	TWD	61,852	2,067	6/26/26	169	—	169
Sell	Citibank NA	TWD	21,770	728	7/10/26	8	—	8
Sell	Bank of America NA	TWD	23,988	802	7/17/26	63	—	63
Sell	Barclays Bank PLC	TWD	24,000	803	7/17/26	64	—	64
Sell	Citibank NA	TWD	24,000	803	7/17/26	60	—	60
Sell	HSBC Bank USA	TWD	24,012	803	7/17/26	62	—	62
Sell	Citibank NA	TWD	35,250	1,179	7/24/26	51	—	51
Sell	Standard Chartered Bank	TWD	22,248	744	7/24/26	40	—	40
Sell	Citibank NA	TWD	91,002	3,048	8/7/26	113	—	113
Sell	HSBC Bank USA	TWD	28,250	947	8/28/26	12	—	12
Sell	Standard Chartered Bank	TWD	28,250	947	8/28/26	12	—	12
Sell	Bank of America NA	TWD	21,493	721	9/11/26	20	—	20
Sell	Citibank NA	TWD	21,500	722	9/11/26	23	—	23
Sell	UBS AG	TWD	43,007	1,443	9/11/26	42	—	42
Sell	Bank of America NA	TWD	23,000	772	9/18/26	29	—	29
Sell	Citibank NA	TWD	23,000	772	9/18/26	28	—	28
Sell	State Street Bank And Trust Company	TWD	23,000	772	9/18/26	22	—	22

						$2,616	$(1,441)	$1,175

International Equity Portfolio

	Financial Derivative Assets (000’s)				Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total

Total Over the Counter Derivatives	$ 2,616	—	$ 2,616	$ (1,441)	—	—	$ (1,441)

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At September 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,821,721 and the net unrealized appreciation of investments based on that cost was $477,991 which is comprised of $595,708 aggregate gross unrealized appreciation and $117,717 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federaI income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

π	Amount is less than one thousand.

International Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2025.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

		(Amounts in thousands)
Assets:
Common Stocks
Communication Services	$53,857	$87,957	$—
Consumer Discretionary	167,910	80,761	—
Consumer Staples	17,683	154,612	—
Energy	54,838	64,637	—
Financials	76,394	491,226	—
Health Care	9,763	325,296	—
Industrials	71,105	168,676	—
Information Technology	36,991	148,355	—
Materials	81,971	108,171	—
Real Estate	—	27,634	—
Preferred Stocks
Financials	56,771	—	—
Information Technology	—	13,929	—
Other Financial lnstruments^			—
Forward Foreign Currency Contracts	—	2,616	—

Total Assets:	$627,283	$1,673,870	$—

Liabilities:
Other Financial lnstruments^			—
Forward Foreign Currency Contracts	—	(1,441)	—

Total Liabilities:	$—	$(1,441)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand